Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net

December 31
(add 000)	2013	2012
Land and land improvements	$728,396	$645,095
Mineral reserves and interests	461,587	430,884
Buildings	118,655	116,332
Machinery and equipment	2,575,340	2,511,222
Construction in progress	92,906	109,054
	3,976,884	3,812,587
Less allowances for depreciation, depletion and amortization	(2,177,643)	(2,059,346)
Total	$1,799,241	$1,753,241